Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Argentina 1.6%
MercadoLibre, Inc.(a)	36,905	31,430,881
Australia 3.0%
Accent Group Ltd.	191,307	173,125
Alumina Ltd.	1,001,080	991,068
APA Group	146,946	1,138,799
Aristocrat Leisure Ltd.	34,952	602,893
Asaleo Care Ltd.	75,277	51,179
BHP Group Ltd.	258,933	6,094,207
BHP Group Ltd., ADR	69,575	3,276,982
Brambles Ltd.	2,994	23,305
Challenger Ltd.	178,526	598,190
Charter Hall Social Infrastructure REIT	111,665	186,565
Cochlear Ltd.	56,078	7,232,359
Coles Group Ltd.	189,586	1,940,795
Collins Foods Ltd.	78,824	421,504
Computershare Ltd.	72,195	632,241
CSL Ltd.	74,170	13,735,822
Flight Centre Travel Group Ltd.	56,543	495,686
Fortescue Metals Group Ltd.	140,024	1,296,260
Fortescue Metals Group Ltd., ADR	9,100	165,438
Genworth Mortgage Insurance Australia Ltd.	32,229	45,126
Gold Road Resources Ltd.(a)	157,918	188,186
IGO Ltd.	209,891	703,172
Iluka Resources Ltd.	35,545	196,038
Incitec Pivot Ltd.	937,785	1,257,424
IRESS Ltd.	22,210	166,533
James Hardie Industries PLC	199,508	3,446,500
Japara Healthcare Ltd.	48,208	17,862
Link Administration Holdings Ltd.	35,140	94,846
Lynas Corp. Ltd.(a)	143,504	197,575
McMillan Shakespeare Ltd.	26,359	152,266
Myer Holdings Ltd.(a)	136,368	25,047
Newcrest Mining Ltd.	75,504	1,529,932
NEXTDC Ltd.(a)	21,878	134,758
Orica Ltd.	101,811	1,169,241
OZ Minerals Ltd.	56,453	356,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Pendal Group Ltd.	17,113	72,453
Perseus Mining Ltd.(a)	642,221	544,407
Qantas Airways Ltd.	33,186	88,587
Ramelius Resources Ltd.	137,042	158,363
REA Group Ltd.	2,524	169,734
Regis Resources Ltd.	186,350	662,764
Resolute Mining Ltd.(a)	745,652	558,761
Rio Tinto Ltd.	64,247	4,012,814
Rio Tinto PLC, ADR	51,806	2,793,380
Saracen Mineral Holdings Ltd.(a)	134,040	449,446
Scentre Group	229,579	342,224
Silver Lake Resources Ltd.(a)	621,714	894,536
WiseTech Global Ltd.	16,668	227,254
Total		59,711,837
Austria 0.1%
Andritz AG(a)	12,775	478,626
DO & CO AG	8,926	495,264
Erste Group Bank AG(a)	27,624	611,013
OMV AG(a)	17,860	590,162
Verbund AG(a)	396	17,656
voestalpine AG	7,880	153,382
Total		2,346,103
Belgium 0.5%
Anheuser-Busch InBev SA/NV	43,987	2,052,659
Barco NV	851	149,065
Galapagos NV, ADR(a)	782	158,574
Kinepolis Group NV(a)	2,348	97,008
Telenet Group Holding NV	2,070	84,690
UCB SA	5,301	530,552
Umicore SA	151,856	6,747,729
Total		9,820,277
Brazil 0.3%
Afya Ltd., Class A(a)	6,300	123,795
B3 SA - Brasil Bolsa Balcao	93,900	802,575
Cielo SA, ADR	21,831	16,264
Cogna Educacao	221,200	214,307
Dommo Energia SA(a)	131,500	29,817
Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Itaú Unibanco Holding SA, ADR	725,602	3,083,809
JBS SA	13,300	54,707
Suzano SA(a)	69,500	492,047
Total		4,817,321
Canada 1.9%
B2Gold Corp.	64,818	357,315
Bausch Health Companies, Inc.(a)	14,117	260,882
Canadian Imperial Bank of Commerce	49,533	3,176,285
CGI, Inc.(a)	2,700	172,152
Constellation Software, Inc.	12,723	14,462,831
Equinox Gold Corp.(a)	194,835	1,788,658
Fairfax Financial Holdings Ltd.	19,562	5,434,055
First Majestic Silver Corp.(a)	61,300	613,613
Franco-Nevada Corp.	6,967	979,421
Golden Star Resources Ltd.(a)	161,940	477,723
Kinross Gold Corp.(a)	283,809	1,844,856
Magna International, Inc.	13,006	548,593
Nutrien Ltd.	36,300	1,234,200
Pretium Resources, Inc.(a)	90,200	786,544
Ritchie Bros. Auctioneers, Inc.	134,017	5,798,916
Teranga Gold Corp.(a)	30,600	240,471
Total		38,176,515
China 4.5%
Alibaba Group Holding Ltd., ADR(a)	89,929	18,650,375
Baidu, Inc., ADR(a)	144,576	15,404,573
Beijing Capital International Airport Co., Ltd.	4,774,000	2,990,919
CStone Pharmaceuticals(a)	148,000	150,644
Edvantage Group Holdings Ltd.(b)	162,000	120,052
Meituan Dianping, Class B(a),(b)	407,200	7,755,550
Ping An Healthcare and Technology Co., Ltd.(a)	1,008,000	13,392,121
Ping An Insurance Group Co. of China Ltd., Class H	632,500	6,259,301
Sinopharm Group Co. Class H	896,768	2,214,765
Tencent Holdings Ltd.	255,500	13,836,824
Tencent Music Entertainment Group, ADR(a)	626,069	8,088,812
VSTECS Holdings Ltd.	530,000	237,090
Zhou Hei Ya International Holdings Co., Ltd.(b)	24,500	12,856
Total		89,113,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Cyprus 0.0%
Etalon Group PLC, GDR(b)	37,995	47,742
Denmark 1.9%
Carlsberg AS, ADR	3,473	89,777
Chr. Hansen Holding A/S	72,644	7,054,830
Coloplast A/S, Class B	18,987	3,211,372
DSV PANALPINA A/S	105,408	11,173,086
Genmab A/S(a)	5,745	1,778,812
H+H International A/S(a)	8,977	157,596
ISS A/S(a)	31,629	528,494
Nordic Waterproofing Holding AS(a),(b)	16,378	166,864
Novo Nordisk A/S, Class B	44,159	2,892,621
Novozymes AS, Class B	194,031	10,597,926
Pandora A/S	4,475	224,218
Total		37,875,596
Finland 0.9%
Fortum OYJ	25,094	483,273
KONE OYJ, Class B	198,994	13,375,839
Nokia OYJ	810,326	3,222,340
TietoEVRY Oyj(a)	2,580	68,066
Total		17,149,518
France 6.4%
Airbus Group SE(a)	107,021	6,839,395
AXA SA	121,015	2,220,494
BNP Paribas SA(a)	477,877	17,196,610
Carrefour SA	406,578	6,186,361
Cie de Saint-Gobain	45,728	1,496,473
Coface SA(a)	43,569	249,996
Credit Agricole SA, ADR(a)	9,700	41,613
Danone SA	246,576	16,964,548
Dassault Systemes	7,306	1,247,368
DBV Technologies SA(a)	31,087	294,653
Edenred	307,119	12,851,201
Electricite de France SA	73,487	655,718
Engie SA(a)	389,218	4,625,581
Fonciere Des Regions	13,176	769,837
Ingenico Group SA	3,196	444,851
Innate Pharma SA(a)	13,705	86,836

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ipsen SA	3,281	256,708
Klepierre	5,900	112,211
Legrand SA	110,029	7,538,836
Peugeot SA(a)	213,165	3,060,071
Publicis Groupe SA	21,537	613,701
Renault SA	30,474	690,803
Rexel SA	15,586	158,902
Safran SA(a)	16,570	1,596,666
Sanofi	42,481	4,155,272
Sanofi, ADR	136,562	6,706,560
Sartorius Stedim Biotech(a)	2,654	722,364
Schneider Electric SE	46,000	4,554,589
Schneider Electric SE, ADR	14,308	285,445
Societe Generale SA(a)	146,389	2,165,511
Sodexo SA	8,269	557,868
STMicroelectronics NV	79,251	1,968,194
Suez	14,094	160,700
Tarkett SA	24,508	253,451
Total SA	314,567	11,928,635
Total SA, ADR	10,882	408,946
Unibail-Rodamco-Westfield	2,235	118,539
Valeo SA	26,047	643,853
Veolia Environnement SA	102,533	2,257,773
Veolia Environnement SA, ADR	6,300	138,002
VINCI SA	28,338	2,643,800
Total		125,868,935
Germany 10.9%
Allianz SE, Registered Shares	42,773	7,752,015
Aroundtown SA	218,827	1,203,564
BASF SE(a)	518,767	28,235,359
Bayer AG, ADR	7,700	131,554
Bayer AG, Registered Shares	312,344	21,351,718
Carl Zeiss Meditec AG(a)	1,435	146,846
Continental AG(a)	17,913	1,771,465
Covestro AG(a)	54,867	2,039,792
Daimler AG, ADR	6,513	60,636
Daimler AG, Registered Shares	50,154	1,868,815
Deutsche Boerse AG	125,151	20,606,332
Deutsche Lufthansa AG, ADR(a)	5,300	54,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Lufthansa AG, Registered Shares(a)	24,260	246,618
Deutsche Post AG	443,113	13,877,514
Deutsche Telekom AG, ADR(a)	23,298	368,807
Evonik Industries AG	47,807	1,181,319
Fresenius SE & Co. KGaA	32,451	1,568,794
GEA Group AG	37,367	1,119,945
HelloFresh SE(a)	3,684	150,630
Indus Holding AG	617	19,924
Infineon Technologies AG	671,333	14,150,183
Merck KGaA, ADR(a)	6,300	147,955
Metro AG	71,911	672,663
Puma SE(a)	3,584	257,841
RWE AG	111,418	3,713,028
SAP SE	330,923	42,233,167
Scout24 AG(b)	292,524	22,408,389
Siemens AG, Registered Shares	193,000	21,279,171
Siemens Healthineers AG	9,065	470,664
Siemens Healthineers AG, ADR	11,600	299,396
Siltronic AG(a)	12,411	1,225,968
Volkswagen AG	11,135	1,771,615
Volkswagen AG, ADR(a)	61,627	975,864
Wirecard AG	15,308	1,623,717
Total		214,985,566
Hong Kong 1.6%
AIA Group Ltd.	1,841,600	15,111,769
Hang Lung Group Ltd.	106,000	203,622
Hong Kong Exchanges and Clearing Ltd.	341,180	12,007,287
Kerry Properties Ltd.	30,000	71,349
Melco International Development Ltd.	34,000	64,708
Melco Resorts & Entertainment Ltd., ADR	74,814	1,199,268
Sands China Ltd.	106,000	416,378
Spring Real Estate Investment Trust	971,000	308,870
Techtronic Industries Co., Ltd.	106,000	924,732
Valuetronics Holdings Ltd.	229,800	105,404
WH Group Ltd.	1,201,000	1,044,804
Total		31,458,191

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.6%
Avadel Pharmaceuticals PLC, ADR(a)	30,200	244,016
CRH PLC	272,887	8,896,995
James Hardie Industries PLC, ADR	13,252	228,067
Kingspan Group PLC	207,139	12,772,874
Ryanair Holdings PLC, ADR(a)	413,004	29,641,297
Total		51,783,249
Israel 0.2%
Check Point Software Technologies Ltd.(a)	14,838	1,627,283
Stratasys Ltd.(a)	16,300	291,118
Wix.com Ltd.(a)	9,100	2,023,203
Total		3,941,604
Italy 2.3%
A2A SpA	252,800	352,740
ASTM SpA(a)	14,906	307,657
Atlantia SpA(a)	68,625	1,128,178
Autogrill SpA	24,071	136,366
Buzzi Unicem SpA	14,523	168,285
Datalogic SpA(a)	11,302	142,459
Enel SpA	1,055,503	8,160,863
ENI SpA	310,593	2,824,702
Fiat Chrysler Automobiles NV(a)	341,191	3,045,304
Leonardo-Finmeccanica SpA(a)	17,109	107,408
Piaggio & C SpA	130,500	315,254
PRADA SpA(a)	103,100	382,110
Telecom Italia SpA(a)	1,408,948	523,028
Telecom Italia SpA, Savings Shares	249,944	96,727
Tinexta SpA	1,509	19,364
UniCredit SpA(a)	3,238,001	27,717,815
Unipol Gruppo SpA(a)	74,570	263,240
Total		45,691,500
Japan 16.3%
Advantest Corp.	21,800	1,081,923
Aeon Co., Ltd.	101,900	2,258,152
Aeon Credit Service Co., Ltd.	70,100	791,047
AGC, Inc.	43,000	1,219,625
Ahresty Corp.	28,900	99,113
Alpha Corp.	3,000	26,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Alps Electric Co., Ltd.	25,900	313,897
Amuse, Inc.	7,500	167,535
Aozora Bank Ltd.	19,400	360,286
Arata Corp.	3,500	148,159
Arcs Co., Ltd.	4,100	83,219
Asanuma Corp.	15,400	604,181
Astellas Pharma, Inc.	108,300	1,935,098
Astellas Pharma, Inc., ADR	23,588	420,102
BayCurrent Consulting, Inc.	4,100	288,891
Brother Industries Ltd.	26,900	509,052
Bushiroad, Inc.(a)	11,700	254,088
CAC Holdings Corp.	12,700	153,272
Canon, Inc.	192,000	3,942,641
Central Glass Co., Ltd.	14,200	259,900
Central Japan Railway Co.	400	68,553
Chubu Electric Power Co., Inc.	105,900	1,427,508
Chubu Shiryo Co., Ltd.	4,900	75,944
Chugai Pharmaceutical Co., Ltd.	12,400	1,832,374
Chugai Pharmaceutical Co., Ltd., ADR	2,018	591,274
Colowide Co., Ltd.	21,100	316,084
Concordia Financial Group Ltd.	258,200	846,512
Cybozu, Inc.	11,800	305,233
Dai-ichi Life Holdings, Inc.	221,500	2,905,787
Daiichi Sankyo Co., Ltd.	34,000	3,194,821
Daiwa Securities Group, Inc.	254,100	1,058,691
Denso Corp.	207,700	8,000,205
East Japan Railway Co.	3,900	306,317
Eiken Chemical Co., Ltd.	60,100	1,029,573
EM Systems Co., Ltd.	69,300	543,899
Enigmo, Inc.	21,500	201,139
EPS Holdings, Inc.	28,500	293,864
FamilyMart UNY Holdings Co., Ltd.	54,000	1,012,293
FANUC Corp.	152,800	27,305,145
FANUC Corp., ADR	13,400	239,391
Fields Corp.	23,500	83,744
Fuji Media Holdings, Inc.	42,100	423,090
Fujitsu Ltd.	27,200	2,802,906
Fukui Computer Holdings, Inc.	11,900	346,989
Gakujo Co., Ltd.	15,700	193,858

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Glory Ltd.	8,100	192,587
GMO internet, Inc.	26,200	666,269
GNI Group Ltd.(a)	11,500	194,522
Godo Steel Ltd.	6,700	132,632
Gumi, Inc.(a)	73,300	570,677
Gurunavi, Inc.	41,100	251,918
Hankyu Hanshin Holdings, Inc.	33,700	1,247,131
Hino Motors Ltd.	77,500	525,495
Hioki EE Corp.	10,000	321,393
Hirakawa Hewtech Corp.	13,400	141,255
Hirata Corp.	8,800	507,681
Hisamitsu Pharmaceutical Co., Inc.	1,800	91,137
Hitachi Ltd.	141,200	4,560,651
Hitachi Ltd., ADR	273	17,750
Hitachi Metals Ltd.	42,000	483,899
Hogy Medical Co., Ltd.	20,300	667,556
Hoya Corp.	6,500	611,607
Hoya Corp., ADR	13,421	1,246,073
Inpex Corp.	207,900	1,455,771
Japan Exchange Group, Inc.	659,900	14,237,300
Japan Petroleum Exploration Co., Ltd.	7,200	135,863
JSR Corp.	5,300	104,410
JTEKT Corp.	35,400	286,608
Juki Corp.	13,500	78,481
JXTG Holdings, Inc.	253,400	979,375
Kaga Electronics Co., Ltd.	7,100	154,141
Kakaku.com, Inc.	14,000	339,983
Kaken Pharmaceutical Co., Ltd.	2,500	137,806
Kansai Electric Power Co., Inc. (The)	30,100	300,367
Kansai Paint	42,800	887,187
Kawasaki Heavy Industries Ltd.	23,400	371,687
KDDI Corp.	233,400	6,812,759
KDDI Corp., ADR	11,000	160,270
Kirin Holdings Co., Ltd.	107,700	2,210,485
Kirindo Holdings Co., Ltd.	7,100	145,465
Koatsu Gas Kogyo Co., Ltd.	8,500	61,281
Kobayashi Pharmaceutical Co., Ltd.	8,900	796,215
Kohnan Shoji Co., Ltd.	10,900	318,591
Komatsu Ltd.	336,700	6,808,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Konami Holdings Corp.	3,500	122,966
Konica Minolta, Inc.	74,900	278,272
Kura Sushi, Inc.	6,400	291,670
Kyocera Corp.	11,100	601,283
Lion Corp.	5,000	115,127
M3, Inc.	49,500	1,999,519
Mandom Corp.	5,300	107,261
Marubeni Corp.	183,200	891,950
Matsuda Sangyo Co., Ltd.	2,200	29,529
Medipal Holdings Corp.	52,900	1,047,972
Megachips Corp.	47,800	854,698
Mimaki Engineering Co., Ltd.	23,900	90,985
Mitsubishi Chemical Holdings Corp.	139,000	818,761
Mitsubishi Gas Chemical Co., Inc.	24,400	364,685
Mitsubishi Heavy Industries Ltd.	73,900	1,918,270
Mitsubishi Materials Corp.	17,700	403,789
Mitsubishi UFJ Financial Group, Inc.	696,300	2,890,434
Mitsuboshi Belting Ltd.	9,300	141,735
Monogatari Corp. (The)	6,000	437,512
MS&AD Insurance Group Holdings, Inc.	81,200	2,391,736
Murata Manufacturing Co., Ltd.	186,100	10,467,714
Nabtesco Corp.	14,800	461,977
Nagano Keiki Co., Ltd.	30,700	299,234
NEC Corp.	38,000	1,708,566
NEC Networks & System Integration Corp.	800	15,097
NGK Insulators Ltd.	126,400	1,855,325
NH Foods Ltd.	30,400	1,124,828
Nichi-Iko Pharmaceutical Co., Ltd.	51,500	627,823
Nichirin Co., Ltd.	4,500	58,464
Nidec Corp.	207,200	12,754,543
Nikkon Holdings Co., Ltd.	16,900	343,137
Nikon Corp.	168,200	1,548,110
Nintendo Co., Ltd.	4,700	1,910,921
Nintendo Co., Ltd., ADR	19,400	986,005
Nippon Express Co., Ltd.	1,000	51,442
Nippon Gas Co., Ltd.	4,200	167,291
Nippon Hume Corp.	19,500	135,048
Nippon Telegraph & Telephone Corp.	162,000	3,687,312
Nippon Telegraph & Telephone Corp., ADR	1,011	23,000

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nissan Chemical Industries Ltd.	17,000	754,269
Nissan Motor Co., Ltd.	470,700	1,783,824
Nissan Motor Co., Ltd., ADR	14,100	107,794
Nitto Denko Corp.	30,100	1,634,447
Nomura Holdings, Inc.	369,300	1,591,619
Nomura Research Institute Ltd.	44,500	1,180,127
NS United Kaiun Kaisha Ltd.	3,500	46,252
NTT DoCoMo, Inc.	64,800	1,780,942
Ohsho Food Service Corp.	17,000	991,698
Oiles Corp.	26,500	349,827
Okabe Co., Ltd.	17,600	133,778
Olympus Corp.	216,100	3,757,397
Olympus Corp., ADR(a)	10,800	181,278
Omron Corp.	4,200	278,896
Omron Corp., ADR	1,493	99,120
Optex Group Co., Ltd.	42,200	572,770
Otsuka Holdings Co., Ltd.	39,100	1,763,491
Panasonic Corp.	324,500	2,907,162
Panasonic Corp., ADR	12,300	109,777
Pickles Corp.	8,700	186,231
Press Kogyo Co., Ltd.	24,900	61,773
Qol Holdings Co., Ltd.	33,800	405,256
Rakuten, Inc.	165,400	1,505,871
Renesas Electronics Corp.(a)	305,500	1,589,016
Ricoh Leasing Co., Ltd.	1,200	35,009
Rorze Corp.	6,000	272,999
Ryobi Ltd.	9,000	117,357
Ryoden Corp.	22,400	294,680
Sankyo Co., Ltd.	53,600	1,382,598
Sankyo Seiko Co., Ltd.	21,500	89,709
Sanoh Industrial Co., Ltd.	50,900	386,373
Sanwa Holdings Corp.	34,600	297,308
Sanyo Chemical Industries Ltd.	8,800	404,129
Seika Corp.	3,500	39,194
Seiko Epson Corp.	208,900	2,367,101
Seiko Holdings Corp.	4,000	67,904
Shibaura Mechatronics Corp.	7,800	197,655
Shimano, Inc.	63,300	11,642,830
Shin-Etsu Chemical Co., Ltd.	56,000	6,558,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Shin-Etsu Chemical Co., Ltd., ADR	3,610	105,412
Shin-Etsu Polymer Co., Ltd.	21,300	188,313
Shinwa Co., Ltd.	3,400	60,883
Shionogi & Co., Ltd.	33,700	1,998,441
Shoei Co., Ltd.	14,300	329,262
Sinko Industries Ltd.	3,500	49,866
SMC Corp.	28,100	14,226,982
SMK Corp.	1,900	45,186
Sompo Holdings, Inc.	122,700	4,376,913
Sony Corp.	153,400	9,935,085
SRA Holdings	8,600	198,820
Suminoe Textile Co., Ltd.	900	16,128
Sumitomo Mitsui Financial Group, Inc.	373,100	10,828,231
Sumitomo Mitsui Financial Group, Inc., ADR	16,666	95,996
Suzuken Co., Ltd.	30,500	1,109,634
T RAD Co., Ltd.	2,900	38,088
T&D Holdings, Inc.	177,500	1,612,266
Taiyo Nippon Sanso Corp.	18,600	312,685
Takeda Pharmaceutical Co., Ltd.	526,300	20,588,489
Takeda Pharmaceutical Co., Ltd. ADR	1,254	24,453
TDK Corp.	14,100	1,322,927
TDK Corp., ADR	800	74,828
Terumo Corp.	5,500	216,336
Toa Corp.	17,300	122,608
Tobu Railway Co., Ltd.	47,900	1,700,105
Toho Co., Ltd.	3,600	132,361
Tokio Marine Holdings, Inc., ADR	5,468	236,628
Tokuyama Corp.	40,700	976,889
Tokyo Electric Power Co. Holdings, Inc.(a)	225,000	760,642
Tokyo Electron Ltd.	21,700	4,366,763
Tokyu Corp.	9,400	149,468
Tomoku Co., Ltd.	4,800	76,819
Toppan Printing Co., Ltd.	53,100	909,964
Tosoh Corp.	68,300	952,435
Toyo Construction Co., Ltd.	2,400	9,586
Toyo Seikan Group Holdings Ltd.	23,900	254,507
Toyoda Gosei Co., Ltd.	2,700	57,963
Toyota Motor Corp.	70,100	4,417,866
Toyota Tsusho Corp.	287,500	7,314,815

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trancom Co., Ltd.	5,500	344,811
Trend Micro, Inc.	19,900	1,095,341
Tsuruha Holdings, Inc.	4,000	592,232
UACJ Corp.	16,300	303,052
Uchida Yoko Co., Ltd.	3,500	183,556
Unicharm Corp.	42,500	1,586,986
Uniden Holdings Corp.	10,400	192,869
Warabeya Nichiyo Holdings Co., Ltd.	3,100	50,558
West Japan Railway Co.	22,400	1,450,122
Yahoo! Japan Corp.	469,000	1,929,023
Yamaha Motor Co., Ltd.	21,200	307,088
Yamaichi Electronics Co., Ltd.	6,900	105,969
Yamatane Corp.	1,800	20,637
Yorozu Corp.	8,300	89,551
Yumeshin Holdings Co., Ltd.	59,100	340,785
Total		320,271,756
Jersey 0.4%
boohoo Group PLC(a)	1,371,167	6,599,056
Man Group PLC	216,793	381,587
Total		6,980,643
Luxembourg 0.1%
Tenaris SA	212,091	1,334,750
Malta 0.0%
Catena Media PLC(a)	37,238	104,325
Mexico 0.2%
Grupo Financiero Banorte SAB de CV, Class O	1,066,143	3,247,783
Netherlands 5.8%
ABN AMRO Bank NV	102,525	815,764
Aegon NV	490,798	1,317,155
Aegon NV, Registered Shares	12,376	33,044
AerCap Holdings NV(a)	5,100	164,424
Akzo Nobel NV	154,891	12,719,309
Altice NV, Class A(a)	46,856	185,090
Argenx SE, ADR(a)	233	51,097
ASML Holding NV	55,858	18,297,954
BE Semiconductor Industries NV	20,611	788,205
CNH Industrial NV(a)	43,740	266,944
Constellium SE(a)	17,000	139,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Heineken Holding NV	106,215	8,736,687
IMCD NV	85,405	8,053,506
ING Groep NV	2,687,902	17,475,677
Just Eat Takeaway.com NV(a),(b)	44,975	4,896,645
Just Eat Takeaway.com NV(a),(b)	93,266	10,167,414
Koninklijke KPN NV	534,234	1,305,865
Koninklijke KPN NV, ADR	36,718	89,959
Koninklijke Philips NV(a)	75,421	3,428,864
NN Group NV	12,873	395,138
NN Group NV, ADR	18,600	285,696
NXP Semiconductors NV	13,989	1,344,343
Ordina NV(a)	63,613	136,377
Prosus NV(a)	50,725	4,200,525
Royal Dutch Shell PLC, Class A	272,165	4,345,318
Signify NV(a)	8,676	186,824
STMicroelectronics NV	68,075	1,701,976
STMicroelectronics NV, Registered Shares	20,084	499,087
Unilever NV	76,693	3,951,223
Unilever NV	96,901	5,007,643
Wolters Kluwer NV	15,120	1,203,074
Wolters Kluwer NV, ADR	1,300	103,142
X5 Retail Group NV, Registered Shares, GDR(b)	33,370	992,259
Total		113,285,798
Norway 0.0%
Atea ASA(a)	10,170	107,775
Avance Gas Holding Ltd.(b)	11,748	25,216
Fjordkraft Holding ASA(b)	6,349	54,545
Total		187,536
Panama 0.2%
Copa Holdings SA, Class A	90,257	3,958,672
Peru 0.3%
Credicorp Ltd.	37,310	5,142,064
Portugal 0.0%
CTT-Correios de Portugal SA(a)	64,109	145,887
Galp Energia SGPS SA	15,558	185,112
Total		330,999

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 1.2%
Bank St. Petersburg PJSC	27,550	15,878
Gazprom PJSC	1,460,760	4,181,003
LSR Group PJSC, Registered Shares, GDR(b)	53,297	86,770
Lukoil PJSC	34,052	2,561,310
Magnit PJSC	46,396	2,477,720
Magnit PJSC GDR(b)	344,214	3,964,317
MMC Norilsk Nickel PJSC, ADR	1,257	39,941
MMC Norilsk Nickel PJSC, ADR	206,571	6,535,410
Rosneft Oil Co. PJSC	264,780	1,422,122
Rosseti PJSC(a)	23,801,000	563,592
Sberbank of Russia PJSC	527,740	1,516,656
Tatneft PJSC	38,153	290,514
Total		23,655,233
Singapore 0.3%
Hi-P International Ltd.	210,000	161,225
Hongkong Land Holdings Ltd.	49,400	186,395
United Overseas Bank Ltd.	393,700	5,452,935
Total		5,800,555
South Africa 0.7%
Discovery Ltd.	1,058,432	5,953,159
Naspers Ltd., Class N	51,576	8,396,211
Total		14,349,370
South Korea 3.1%
Chosun Refractories Co., Ltd.	1,352	81,126
CJ Logistics Corp.(a)	1,786	232,656
Daeduck Electronics Co.	17,234	93,323
Daeduck Electronics Co., Ltd.(a)	34,790	260,130
Daelim Industrial Co., Ltd.	10,797	807,951
Hana Financial Group, Inc.	44,584	1,077,225
Hugel, Inc.(a)	559	167,011
INTOPS Co., Ltd.	6,197	52,112
I-SENS, Inc.	5,268	105,030
Jahwa Electronics Co., Ltd.(a)	6,454	38,190
KB Financial Group, Inc.	29,627	808,554
NAVER Corp.	45,927	8,399,530
POSCO	2,449	360,301
Samsung Electronics Co., Ltd.	536,101	22,079,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd. GDR	14,983	15,465,264
SK Telecom Co., Ltd.	64,392	11,246,173
Tovis Co., Ltd.(a)	48,927	273,557
Total		61,548,032
Spain 3.0%
ACS Actividades de Construccion y Servicios SA	61,064	1,562,632
Aena SME SA(a)	26,360	3,751,251
Amadeus IT Group SA, Class A	331,535	17,336,437
Banco Bilbao Vizcaya Argentaria SA	2,434,334	7,497,401
Bankinter SA	1,022,406	4,343,524
CaixaBank SA	3,507,840	6,525,433
Grifols SA	171,792	5,360,990
Grifols SA ADR	147,605	2,794,163
Industria de Diseno Textil SA	296,614	8,261,723
International Consolidated Airlines Group SA	42,530	120,883
Mapfre SA	246,829	435,253
Naturgy Energy Group SA	57,145	1,065,677
Telefonica SA	164,385	769,765
Total		59,825,132
Sweden 2.3%
Arjo AB, Class B(a)	22,291	126,315
Atlas Copco AB, Class B	368,268	13,089,033
Attendo AB(a),(b)	101,641	440,899
Betsson AB(a)	62,631	437,082
Boliden AB	2,826	61,752
Bure Equity AB	15,966	330,441
Coor Service Management Holding AB(a),(b)	48,590	301,435
Electrolux AB, Class B	51,754	853,313
Electrolux Professional AB(a)	27,001	97,745
Elekta AB, Class B	23,727	250,432
Epiroc AB, Class B	761,195	8,535,107
Essity AB, Class B(a)	42,229	1,398,649
Fortnox AB	5,960	164,457
Getinge AB, Series CPO(a)	50,401	935,629
Granges AB(a)	38,621	311,528
Hennes & Mauritz	186,391	2,834,735
Hexagon AB, ADR(a)	8,900	488,076
Industrivarden AB, Class A(a)	9,707	218,814
Industrivarden AB, Class C(a)	30,770	689,638

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Investor AB, Class A	17,227	910,379
Lundin Energy AB	51,362	1,253,150
Mekonomen AB(a)	58,398	391,225
Millicom International Cellular SA, SDR(a)	13,199	315,249
Swedbank AB, Class A(a)	228,211	2,866,039
Volvo AB, B Shares(a)	481,678	6,873,245
Total		44,174,367
Switzerland 7.8%
ABB Ltd.	1,001,401	19,870,049
Adecco Group AG, Registered Shares, ADR	5,900	140,184
Alcon, Inc.(a)	24,253	1,570,037
Alcon, Inc.(a)	20,709	1,315,850
Cie Financiere Richemont SA, Class A, Registered Shares	360,123	21,167,935
Clariant AG, Registered Shares(a)	18,535	342,279
Coca-Cola HBC AG	43,429	1,099,736
Coca-Cola HBC AG(a)	16,410	421,952
GAM Holding AG(a)	45,483	113,609
Kudelski SA	47,143	148,747
Kuehne & Nagel International AG(a)	60,397	8,735,085
LEM Holding SA, Registered Shares	244	342,928
Lonza Group AG, Registered Shares	6,887	3,400,943
Nestlé SA, Registered Shares	180,953	19,647,344
Novartis AG, ADR	38,275	3,346,383
Novartis AG, Registered Shares	351,200	30,574,057
Rieter Holding AG, Registered Shares	461	41,645
Roche Holding AG, ADR	14,076	610,124
Roche Holding AG, Genusschein Shares	90,138	31,288,862
Siegfried Holding AG, Registered Shares(a)	417	173,954
Sonova Holding AG	10,758	2,371,705
Straumann Holding AG, Registered Shares	1,410	1,149,947
Temenos AG(a)	29,742	4,571,465
Total		152,444,820
Taiwan 1.4%
Sonix Technology Co., Ltd.	443,000	854,092
Sunonwealth Electric Machine Industry Co., Ltd.	471,000	843,809
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,112	24,818,327
United Microelectronics Corp.	466,000	240,532
Total		26,756,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.1%
Aksigorta AS	145,575	136,504
BIM Birlesik Magazalar AS	76,593	730,317
Enka Insaat ve Sanayi AS	132,685	106,925
Ford Otomotiv Sanayi AS	30,014	272,625
Mardin Cimento Sanayii ve Ticaret AS(a)	150,595	134,711
MLP Saglik Hizmetleri AS(a),(b)	63,608	156,076
Sok Marketler Ticaret AS(a)	295,330	507,881
Tofas Turk Otomobil Fabrikasi AS	220,609	718,668
Turkiye Sise ve Cam Fabrikalari AS	75,100	53,242
Total		2,816,949
United Kingdom 13.8%
3i Group PLC	250,628	2,564,791
Aggreko PLC	113,631	665,965
Anglo American PLC	45,799	969,521
Ashtead Group PLC	39,599	1,182,516
Associated British Foods PLC	56,610	1,280,406
AstraZeneca PLC	117,173	12,619,502
AstraZeneca PLC, ADR	104,977	5,731,744
Atlassian Corp. PLC, Class A(a)	7,502	1,390,121
Avast PLC	220,557	1,375,948
Aveva Group PLC	5,906	300,071
Aviva PLC	2,597,192	8,011,131
Babcock International Group PLC	90,665	430,138
Barclays Bank PLC	13,570,191	19,399,251
BHP Group PLC	224,627	4,417,477
BHP Group PLC, ADR	67,102	2,643,819
BP PLC	2,133,673	8,159,037
BP PLC, ADR	53,640	1,241,230
Brewin Dolphin Holdings PLC	54,185	189,041
British American Tobacco PLC	434,248	17,222,458
BT Group PLC	437,503	629,883
Burberry Group PLC	322,897	6,029,591
Carnival PLC	40,859	539,600
Centrica PLC	463,353	210,213
Coca-Cola European Partners PLC	77,452	2,919,940
Compass Group PLC	570,891	8,368,916
DFS Furniture PLC	71,675	149,227
Experian PLC	392,554	13,767,845

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Experian PLC, ADR	18,372	638,427
Forterra PLC(b)	53,869	130,255
G4s PLC	168,586	188,710
GlaxoSmithKline PLC	125,659	2,602,740
GlaxoSmithKline PLC, ADR	20,737	869,295
Glencore PLC(a)	1,381,323	2,608,703
Go-Ahead Group PLC (The)	7,829	105,548
GoCo Group PLC	301,247	289,464
Greggs PLC	12,982	297,430
Hargreaves Lansdown PLC	515,000	11,735,155
Ibstock PLC(b)	116,230	264,437
IMI PLC	55,441	619,215
Intermediate Capital Group PLC	47,767	751,171
International Consolidated Airlines Group SA	1,352,819	3,850,416
J. Sainsbury PLC	528,463	1,267,167
Johnson Matthey PLC	222,050	5,854,643
Jupiter Fund Management PLC	263,718	817,542
Kingfisher PLC	150,836	366,077
Kingfisher PLC, ADR	27,200	130,288
Linde PLC	57,997	11,691,949
Lookers PLC	228,187	70,735
M&G PLC	292,563	509,180
Marks & Spencer Group PLC	94,353	114,563
Meggitt PLC	85,992	297,240
Melrose Industries PLC	877,992	1,265,766
Micro Focus International PLC	435,566	2,145,669
National Express Group PLC	55,999	151,048
National Grid PLC	43,436	499,756
Oxford Instruments PLC	2,284	35,676
Provident Financial PLC	42,589	104,218
Prudential PLC	1,216,977	15,783,348
RELX PLC	575,870	13,403,660
Rio Tinto PLC	430,173	23,330,180
Rolls-Royce Holdings PLC(a)	3,313,144	11,292,727
Rotork PLC	131,002	433,667
Royal Dutch Shell PLC, ADR, Class B	35,401	1,077,606
Saga PLC	67,274	17,336
Sage Group PLC (The)	349,228	2,994,686
Scottish & Southern Energy PLC	181,863	2,795,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Senior PLC	242,289	187,034
Smith & Nephew PLC	66,988	1,366,657
St. James’s Place PLC	403,269	4,599,836
Standard Life Aberdeen PLC	436,434	1,401,610
Unilever PLC	6,531	350,673
Unilever PLC, ADR	31,549	1,705,223
Vesuvius PLC	41,679	189,526
Vodafone Group PLC	10,326,472	16,981,875
WPP PLC, ADR	7,623	288,454
Total		270,881,218
United States 0.6%
Brookfield Property REIT, Inc.	50,100	520,539
Spotify Technology SA(a)	63,511	11,491,045
Total		12,011,584
Total Common Stocks (Cost $1,921,706,399)		1,893,327,063

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	46,500	2,773,260
iShares MSCI Eurozone ETF	5,000	173,925
Total		2,947,185
Total Exchange-Traded Equity Funds (Cost $2,823,175)		2,947,185

Preferred Stocks 1.9%
Issuer	Shares	Value ($)
Brazil 0.0%
Alpargatas SA	72,200	339,332
Germany 1.8%
BMW AG	18,641	860,760
Porsche Automobil Holding SE	18,743	1,030,415
Schaeffler AG	6,869	52,906
Volkswagen AG	224,108	33,183,723
Total		35,127,804
Russian Federation 0.0%
Lenenergo PJSC	18,660	44,805

10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2020 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.1%
Grifols SA	82,607	1,580,885
Total Preferred Stocks (Cost $41,974,710)		37,092,826

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	23,763,306	23,765,683
Total Money Market Funds (Cost $23,762,056)		23,765,683
Total Investments in Securities (Cost $1,990,266,340)		1,957,132,757
Other Assets & Liabilities, Net		9,357,746
Net Assets		$1,966,490,503
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $51,991,721, which represents 2.64% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	15,667,474	426,406,749	(418,312,166)	3,626	23,765,683	(93)	262,968	23,763,306
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
RAD	Radian Asset Assurance, Inc.
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	11